Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	¥ 84,817	¥ 72,870
Accumulated amortization	24,131	16,089
Carrying amounts	60,686	56,781
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	11,671	10,017
Accumulated amortization	2,535	1,469
Carrying amounts	9,136	8,548
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	48,157	43,305
Accumulated amortization	9,626	5,817
Carrying amounts	38,531	37,488
Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	18,001	13,830
Accumulated amortization	8,625	6,878
Carrying amounts	9,376	6,952
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	6,988	5,718
Accumulated amortization	3,345	1,925
Carrying amounts	¥ 3,643	¥ 3,793